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                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 FORM 13F

                             Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: 9/30/2012
         Check here if Amendment___:  Amendment Number: _____________

                       This Amendment (Check only one):
                       [   ] is a restatement
                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address:222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
______________________________________________________________________________
______________________________________________________________________________
______________________________________________________________________________
Form 13F File Number 28-  4651

     The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela Newhouse
Title:     Investment Information Manager
Phone:     312-236-6300

Signature, Place, and Date of Signing:

/s/ Angela Newhouse
______________________________________________________________________________
(Signature)

Chicago, Illinois
______________________________________________________________________________
(City, State)

11/9/2012
______________________________________________________________________________
(Date)

Report Type (Check only one):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[    ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE
______________

                             Form 13F Summary Page

                               Report Summary:


Number of Other Included Manager:
           0

Form 13F Information Table Entry Total:
           4
Form 13F Information Table Value Total:
           $  2,765,555 (thousands)
              ---------
THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
           NONE
           -----------

                                                        13F HOLDINGS REPORT
                                                             9/30/2012


   COLUMN 1           COLUMN 2     COLUMN 3     COLUMN 4              COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                Voting Authority

    NAME OF             TITLE OF      CUSIP        VALUE        SHRS OR    SH/   PUT/  INVESTMENT   OTHER
    ISSUER               CLASS                   (x $1000)      PRN AMT   PRN    CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
GENERAL DYNAMICS CORP     COM       369550108    2,208,234     33,397,314  SH             Sole              33,397,314
PETSMART INC              COM       716768106      414,788      6,013,063  SH             Sole               6,013,063
POLYPORE INTL INC         COM       73179V103      124,468      3,521,592  SH             Sole               3,521,592
THERMON GROUP HLDGS INC   COM       88362T103       18,065        722,871  SH             Sole                 722,871

Total                                            2,765,555     43,654,841                                   43,654,841